Share-Based Payment - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - S A free shares [member]	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	922,701	629,650
Number of free shares outstanding, granted	354,770	510,316
Number of free shares outstanding, vested	(191,658)	(32,000)
Number of free shares outstanding, cancelled	(176,700)	(185,265)
Number of free shares outstanding, ending balance	909,113	922,701
Weighted average grant date fair value, beginning balance		$ 19,590
Weighted average grant date fair Value, granted	$ 2,790	8,310
Weighted average grant date fair value, vested	17,960	14,390
Weighted average grant date fair Value, cancelled	13,990	16,490
Weighted average grant date fair value, ending balance	$ 11,180	$ 14,150